Note 13 Loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	€ 426,663	€ 412,477
On demand [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	5,944	5,307
Credit card debt [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	26,915	27,720
Trade receivables [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	29,869	31,693
Lease receivables [member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	10,211	10,125
Reverse repurchase agreements [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	266	262
Other term loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	348,000	331,451
Advances that are not loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	€ 5,459	€ 5,919